Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Summary of cash and cash equivalents

	2020		2019
Cash in banks	Ps.	6,907,295	Ps.	4,612,927
Short-term investments		3,068,618		3,231,125
Cash on hand		36,432		44,880
Restricted funds held in trust related to debt service reserves		91,040		91,040
Total cash and cash equivalents	Ps.	10,103,385	Ps.	7,979,972